BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF EARNINGS PER SHARES

The following table sets forth the computation of basic and diluted earnings per share attributable to the Company’s stockholders.

	Three Months Ended March 31,
	2025	2024

NET LOSS	$(712,410)	$(701,463)

BASIC AND DILUTED WEIGHTED AVERAGE COMMON SHARES	10,049,082	9,226,860

BASIC AND DILUTED NET LOSS PER SHARE	$(0.07)	$(0.08)

The following table sets forth the computation of basic and diluted earnings per share attributable to the Company’s stockholders.

	For the Years Ended December 31,
	2024	2023

NET LOSS	$(4,506,466)	$(9,932,620)

BASIC AND DILUTED WEIGHTED AVERAGE COMMON SHARES	9,395,500	9,226,860

BASIC AND DILUTED NET LOSS PER SHARE	$(0.48)	$(1.08)

SCHEDULE OF FINANCIAL INSTITUTION THAT HAD CASH IN EXCESS OF FDIC LIMITS
	December 31, 2024	December 31, 2023
Total cash and restricted cash in excess of FDIC limits	$715,852	$161,644